Significant partly-owned subsidiaries - Results (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summarized income statement
Net sales	€ 22,258	€ 24,911	€ 22,202
Operating loss	1,688	2,318	2,158
Loss for the year	679	4,259	1,645
Loss for the year attributable to:
Equity holders of the parent	665	4,250	1,623
Non-controlling interests	14	9	22
Summarized statement of financial position
Non-current assets	21,694	22,677
Non-current liabilities	(8,299)	(8,743)
Current liabilities	(10,933)	(12,774)
Non-controlling interests	91	93
Summarized statement of cash flows
Net cash flows from operating activities	1,317	1,474	2,625
Net cash flows from/(used in) investing activities	1,043	(1,880)	(1,795)
Net cash flows used in financing activities	(1,502)	(837)	(1,212)
Translation differences	(91)	19	133
Net increase/(decrease) in cash and cash equivalents	767	(1,224)	(249)
Cash and cash equivalents	6,234	5,467	€ 6,691	€ 6,940
Nokia Shanghai Bell Co., Ltd
Summarized income statement
Net sales	979	1,316
Operating loss	(6)	(149)
Loss for the year	(26)	(148)
Loss for the year attributable to:
Equity holders of the parent	(26)	(148)
Non-controlling interests	0	0
Summarized statement of financial position
Non-current assets	400	487
Non-current liabilities	(100)	(129)
Non-current net assets	300	358
Current assets	1,642	1,939
Current liabilities	(900)	(1,185)
Current net assets	742	754
Financial assets and liabilities after derivatives	1,042	1,112
Non-controlling interests	0	0
Summarized statement of cash flows
Net cash flows from operating activities	51	38
Net cash flows from/(used in) investing activities	2	(33)
Net cash flows used in financing activities	(41)	(4)
Translation differences	(38)	(8)
Net increase/(decrease) in cash and cash equivalents	(26)	(7)
Cash and cash equivalents	€ 700	725
Percentage of distributable after-tax profits for dividends (as a percent)	50.00%
Percentage of shareholders voting rights for special resolution for distribution of profits for dividends	66.667%
Other group entities
Summarized income statement
Net sales	€ 19	€ 29